Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MASSMUTUAL SELECT FUNDS
Central Index Key	0000916053
Amendment Flag	false
Document Creation Date	Sep 19, 2013
Document Effective Date	Sep 19, 2013
Prospectus Date	Apr 1, 2013

MASSMUTUAL SELECT FUNDS

Supplement dated September 19, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 17, 2013, Timberline Asset Management LLC (“Timberline”) replaced The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”) as subadviser to the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces the information found under Principal Investment Strategies on pages 82-83 for the Small Company Growth Fund.

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offers potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P Small Cap 600 Index (as of August 31, 2013, between $47 million and $4.575 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Timberline Asset Management LLC (“Timberline”) employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Timberline relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Timberline may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 19, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 17, 2013, Timberline Asset Management LLC (“Timberline”) replaced The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”) as subadviser to the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces the information found under Principal Investment Strategies on pages 82-83 for the Small Company Growth Fund.

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offers potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P Small Cap 600 Index (as of August 31, 2013, between $47 million and $4.575 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Timberline Asset Management LLC (“Timberline”) employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Timberline relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Timberline may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 19, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 17, 2013, Timberline Asset Management LLC (“Timberline”) replaced The Boston Company Asset Management, LLC (“The Boston Company”) and Eagle Asset Management, Inc. (“Eagle”) as subadviser to the Small Company Growth Fund.

Effective September 17, 2013, the following information replaces the information found under Principal Investment Strategies on pages 82-83 for the Small Company Growth Fund.

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offers potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P Small Cap 600 Index (as of August 31, 2013, between $47 million and $4.575 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Timberline Asset Management LLC (“Timberline”) employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Timberline relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Timberline may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of smaller companies that the Fund’s subadviser believes offers potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P Small Cap 600 Index (as of August 31, 2013, between $47 million and $4.575 billion). Equity securities may include common stocks, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts (including equity index futures contracts based primarily on the Russell 2000 Index) as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Timberline Asset Management LLC (“Timberline”) employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Timberline relies on fundamental research to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Timberline may consider selling a stock when, in its judgment, the security reaches what is believed to be an unsustainable valuation, a company’s fundamentals deteriorate, the original investment thesis proved incorrect, or the industry dynamics have negatively changed.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 19, 2013